SHARE-BASED COMPENSATION	12 Months Ended
Dec. 31, 2023
Share-based payment arrangements [Abstract]
SHARE-BASED COMPENSATION
NOTE 29 - SHARE-BASED COMPENSATION
Description of the plans
Performance-Based Restricted Stock Units Award Agreements (equity-settled)
The Company has periodically granted Performance-Based Restricted Stock Units (PSUs) to selected employees and to the CEO. These units vest after three years from the grant date if the following conditions are met:
•A vesting condition under which the beneficiaries must be continuously employed by or at the service of the Company through the end of the vesting period; and
•A performance condition, contingent on the TSR performance of Constellium shares over the vesting period compared to the TSR of specified indices. PSUs will ultimately vest based on a vesting multiplier which ranges from 0% to 200%.
The PSUs granted in May 2018 achieved a TSR performance of 182.9%. These PSUs vested in May 2021 and 1,161,718 shares were delivered to beneficiaries.
The PSUs granted in April 2019 achieved a TSR performance of 200.0%. These PSUs vested in April 2022 and 1,849,268 shares were delivered to beneficiaries.
The PSUs granted in April 2020 achieved a TSR performance of 174.0%. These PSUs vested in April 2023 and 1,701,233 shares were delivered to beneficiaries.
In March 2023, the Company granted Performance-Based Restricted Stock Units (PSUs) to selected employees and to the CEO. The following table lists the inputs to the valuation model used for the PSUs granted in 2023 and 2022:

	March 2023 PSUs	March 2022 PSUs
Fair value at grant date (in euros)	21.56	23.70
Share price at grant date (in euros)	15.23	17.11
Dividend yield	—	—
Expected volatility (A)	67%	70%
Risk-free interest rate (US government bond yield)	4.56%	1.88%
Model used	Monte Carlo	Monte Carlo
(A)Volatilities for the Company and companies included in indices were estimated based on observed historical volatilities over a period equal to the PSU vesting period.
Restricted Stock Units Award Agreements (equity-settled)
In March 2023, the Company granted 645,675 Restricted Stock Units (RSUs) to selected employees and the CEO subject to the beneficiaries remaining continuously at the service of the Group from the grant date to the end of the three-year vesting period.The fair value of the RSUs awarded is €15.23, being the euro equivalent of the quoted market price at grant date.
In July 2023, the Company granted 56,301 Restricted Stock Units (RSUs) to a selected employee subject to the beneficiary remaining continuously at the service of the Group from the grant date to the end of the three-year vesting period. The fair value of the RSUs awarded is €15.60, being the euro equivalent of the quoted market price at grant date.
Equity Awards Plans (equity-settled)
In 2023, 2022 and 2021, no RSU awards were granted to our non-executive Company Board members.
Expense recognized during the year
In accordance with IFRS 2, share-based compensation is recognized as an expense over the vesting period. The estimate of this expense is based upon the fair value of a potential ordinary share at the grant date. The total share-based compensation for the year ended December 31, 2023, 2022 and 2021 amounted to €20 million, €18 million and €15 million, respectively.
Movement of potential shares

	Performance-Based RSU		Restricted Stock Units
	Potential Shares	Weighted-Average Grant-Date Fair Value per Share	Potential Shares	Weighted-Average Grant-Date Fair Value per Share
At January 1, 2022	2,526,527	€11.71	2,148,999	€7.79
Granted	603,023	€23.70	556,360	€17.11
Over-performance	924,634	€10.44	—	€—
Vested	(1,849,268)	€10.44	(774,958)	€7.10
Forfeited	(19,082)	€11.65	(54,955)	€9.04
At December 31, 2022	2,185,834	€15.56	1,875,446	€10.80
Granted (A)	701,945	€21.56	701,976	€15.26
Over-performance (B)	723,514	€6.65	—	€—
Vested	(1,701,233)	€6.65	(817,059)	€4.64
Forfeited (C)	(112,881)	€22.74	(95,993)	€15.61
At December 31, 2023	1,797,179	€22.29	1,664,370	€15.43
(A)For PSUs, the number of potential shares granted is presented using a vesting multiplier of 100%.
(B)When the achievement of TSR performance exceeds the vesting multiplier of 100%, the additional potential shares are presented as over-performance shares.
(C)For potential shares related to PSUs, 112,881 were forfeited following the departure of certain beneficiaries and none were forfeited in relation to the non-fulfilment of performance conditions.